7. INVENTORIES	12 Months Ended
Dec. 31, 2018
Notes
7. INVENTORIES

7.        INVENTORIES

At December 31, 2018 and December 31, 2017, the Company’s inventory consists of the following:

	December 31, 2018	December 31, 2017
	$	$
Work in process	-	39,845
Finished goods	102,499	171,380
	102,499	211,225

Inventories expensed to cost of sales during the year ended December 31, 2018 are $153,509 (2017 - $198,588). During the year ended December 31, 2018, the Company recorded a write-down of inventory of $227,025 (2017 - $745,977).